Supplementary Cash Flow Information - Summary of Changes in Non-Cash Working Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Accounts receivable	$ 1,192	$ 12
Other receivables	3,079	(3,851)
Deposits		(298)
Inventory and biological assets	(5,781)	(1,465)
Change in fair value of biological assets	(271)	(345)
Prepaid expenses	(1,574)	(73)
Accounts payable	2,942	940
Accrued expenses and other liabilities		320
Taxes payable	961	105
Unearned revenue		(428)
Total	$ 548	$ (5,083)